Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Liabilities

All figures in £ millions	2018	2017
Trade payables	311	265
Sales return liability	173	—
Social security and other taxes	16	21
Accruals	397	447
Deferred income	387	322
Interest payable	46	45
Liability to purchase own shares	—	151
Other liabilities	225	224

	1,555	1,475
Less: non-current portion
Accruals	15	26
Deferred income	66	35
Other liabilities	74	72

	155	133

Current portion	1,400	1,342